Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Federal Home Loan Banks [Abstract]
Shareholders' Equity
18.	SHAREHOLDERS’ EQUITY
18.1	Outstanding shares

The authorized share capital of the Company is Euro 1,810 million consisting of 1,200,000,000 common shares and 540,000,000 preference shares, each with a nominal value of €1.04.  As at December 31, 2020 the number of shares of common stock issued was 911,239,420 shares (911,186,920 at December 31, 2019).

As at December 31, 2020, the number of shares of common stock outstanding was 905,415,002 (891,434,489 at December 31, 2019).

18.2	Preference shares

The 540,000,000 preference shares, when issued, will entitle a holder to full voting rights and to a preferential right to dividends and distributions upon liquidation.

The Company is a party to an option agreement regarding the preference shares with Stichting Continuïteit ST (the “Stichting”), entered into on January 22, 2007, with a duration of ten years, which agreement was extended for another ten years in October 2016.  The Managing Board and Supervisory Board, along with the board of the Stichting, have declared that they are jointly of the opinion that the Stichting is independent of the Company.  The option agreement provides for the issuance of up to a maximum 540,000,000 preference shares.  Any such shares would be issued to the Stichting upon its request and in its sole discretion and upon payment of at least 25% of the par value of the preference shares to be issued.  The shares would be issuable in the event of actions which the board of the Stichting determines would be contrary to the Company’s interests, shareholders and other stakeholders and which in the event of a creeping acquisition or offer for the Company’s common shares are not supported by the Company’s Managing Board and Supervisory Board.  The preference shares may remain outstanding for no longer than two years.  The effect of the preference shares may be to deter potential acquirers from effecting an unsolicited acquisition resulting in a change of control as well as to create a level-playing field in the event actions which are considered to be hostile by the Company’s Managing Board and

Supervisory Board, as described above, occur and which the board of the Stichting determines to be contrary to the Company’s interests, shareholders and other stakeholders.

There were no preference shares issued as at December 31, 2020 and December 31, 2019 respectively.

18.3 Treasury stock

As at December 31, 2020, the Company owned 5,824,418 shares classified as treasury stock in the consolidated statement of equity compared to 19,752,431 shares as at December 31, 2019.

The treasury shares have been originally designated for allocation under the Company’s share-based remuneration programs.  As at December 31, 2020, 60,484,598 of these treasury shares were transferred to employees under the Company’s share-based remuneration programs, of which 7,260,486 in the year ended December 31, 2020.

On November 5, 2018, the Company announced a three years buy-back program of up to $750 million.  During 2020, the Company repurchased 4.8 million shares of its common stock for a total of $125 million under the share buy-back program, reflected at cost, as a reduction of the parent company stockholders’ equity.

As described in Note 15, bondholders exercised in 2020 their conversion rights on Tranche A of the senior unsecured convertible bonds issued on July 3, 2017, which the Company elected to net-share settle.  The full settlement of Tranche A resulted in 11.4 million shares delivered to bondholders and released from treasury shares as at December 31, 2020.

18.4	Unvested share awards for the Supervisory Board

On an annual basis and until the year 2012, the Compensation Committee (on behalf of the Supervisory Board and with its approval) used to grant stock-based awards (options to acquire common shares of the Company) to the members and professionals of the Supervisory Board (“The Supervisory Board Plan”).  The awards were granted at the nominal value of the share of €1.04 (exercise price of the option).  The options granted under the Supervisory Board Plan vest and become exercisable immediately, while the shares resulting from these awards vest and therefore become available for trade evenly over three years (one third every year), with no market, performance or service conditions.

The table below summarizes grants under the outstanding stock award plans, as authorized by the Compensation Committee:

Year of grant	Options granted and vested	Options waived at grant
2010	172,500	(7,500)
2011	172,500	(30,000)
2012	180,000	(22,500)
2013 to 2020	No options granted

A summary of the options’ activity by plan for the years ended December 31, 2020 and December 31, 2019 is presented below:

Year of grant	Outstanding as of December 31, 2018	Exercised	Expired / Cancelled	Outstanding as of December 31, 2019	Exercised	Expired / Cancelled	Outstanding as of December 31, 2020
2010	22,500	(22,500)	—	—	—	—	—
2011	52,500	(7,500)	—	45,000	(37,500)	—	7,500
2012	65,000	—	—	65,000	(15,000)	—	50,000

The total intrinsic value of options exercised during the year 2020 amounted to $2 million, compared to $1 million in 2019 and 2018.  The total intrinsic value of options outstanding as at December 31, 2020 and December 31, 2019 amounted to $2 million and $3 million, respectively.

At the Company’s Annual General Meeting of Shareholders held on June 21, 2013, it was resolved to abolish and terminate the stock-based compensation for the Supervisory Board members and professionals.

18.5	Unvested share awards for the employees

On an annual basis, the Compensation Committee (on behalf of the Supervisory Board and with its approval) grants stock-based awards to the senior executives along with selected employees (the “Employee Plan”).  The awards are granted for services under the Employee Plan.  There are two types of unvested shares: (1) shares granted to employees, which are subject only to service conditions and vest over the requisite service period, and (2) shares granted to senior executives, whose vesting is subject to performance conditions.  For the plans 2017, 2018, 2019 and 2020, the performance conditions consisted of two external targets (sales evolution and operating income compared to a basket of competitors) weighting for two thirds of the total number of awards granted and of one internal target (return on net assets compared to the previous period), weighting for one third of the total number of awards granted.  All the awards vest over a three-year service period (32% as of the first anniversary of the grant, 32% as of the second anniversary of the grant and 36% as of the third anniversary of the grant).  In addition, in 2019, there was a Special Bonus granted to the Company’s CEO.

The table below summarizes grants under the outstanding stock award plans in 2020, as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
July 25, 2017	2017 Employee Plan	7,634,475	—	—
December 22, 2017	2017 Employee Plan	347,160	—	—
July 24, 2018	2018 Employee Plan	7,552,410	—	—
December 20, 2018	2018 Employee Plan	443,200	—	—
May 23, 2019	2019 CEO Special Bonus	34,960	—	—
July 24, 2019	2019 Employee Plan	7,752,940	—	(1,161,966)
December 26, 2019	2019 Employee Plan	246,750	—	(17,013)
July 23, 2020	2020 Employee Plan	7,437,580	—	(*)
December 24, 2020	2020 Employee Plan	562,350	—	(*)

(*)	As at December 31, 2020, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

A summary of the unvested share activity by plan for the year ended December 31, 2020 is presented below:

Unvested Shares	Unvested as at December 31, 2019	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2020
2017 Employee Plan	2,648,379	—	(14,634)	—	(2,633,745)	—
2018 Employee Plan	5,197,924	—	(36,912)	—	(2,442,327)	2,718,685
2019 CEO Special Bonus	—	34,960	—	—	(11,654)	23,306
2019 Employee Plan	7,977,370	—	(51,111)	(1,178,979)	(2,172,160)	4,575,120
2020 Employee Plan	—	7,999,930	(28,385)	—	(600)	7,970,945
Total	15,823,673	8,034,890	(131,042)	(1,178,979)	(7,260,486)	15,288,056

The grant date weighted average fair value of unvested shares granted to employees under the 2017 Employee Plan was $16.52.  On March 27, 2018, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, all three performance conditions were fully met.  Consequently, the compensation expense recorded on the 2017 Employee Plan reflected the statement that – for the portion of shares subject to performance conditions – 100% of the awards granted would fully vest, as far as the service condition is met.

The grant date weighted average fair value of unvested shares granted to employees under the 2018 Employee Plan was $22.78.  On March 27, 2019, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, all three performance conditions were fully met.  Consequently, the compensation expense recorded on the 2018 Employee Plan reflects the statement that – for the portion of shares subject to performance conditions – 100% of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of unvested shares granted to the CEO under the 2019 CEO Special Bonus Plan was $14.97. On the 2019 CEO Special Bonus Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grant.

The grant date weighted average fair value of unvested shares granted to employees under the 2019 Employee Plan was $19.28.  On March 25, 2020, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, two performance conditions were fully met.  Consequently, the compensation expense recorded on the 2019 Employee Plan reflects the statement that – for the portion of shares subject to performance conditions – two thirds of the awards granted will fully vest, as far as the service condition is met.

The grant date weighted average fair value of unvested shares granted to employees under the 2020 Employee Plan was $30.17.  Moreover, for the portion of the shares subject to performance conditions (3,605,365 shares) the Company estimated the number of awards expected to vest by assessing the probability of achieving the performance conditions.  As at December 31, 2020, a final determination of the achievement of the performance conditions had not been made yet by the Compensation Committee of the Supervisory Board.  The Company estimated that two thirds of the awards subject to performance conditions were expected to vest.  Consequently, the compensation expense recorded for the 2020 Employee Plan reflects the vesting of the two thirds of the awards granted with performance conditions, subject to the service condition being met.  The assumption of the expected number of awards to be vested upon achievement of the performance conditions is subject to changes based on the final measurement of the conditions, which is expected to occur in the first half of 2021.

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2020, December 31, 2019 and December 31, 2018:

	December 31, 2020	December 31, 2019	December 31, 2018

Cost of sales	25	22	23
Selling, general and administrative	51	46	67
Research and development	79	77	35
Total pre-payroll tax and social contribution compensation	155	145	125

The fair value of the shares that vested in 2020 was $141 million compared to $114 million in 2019 and $68 million in 2018.

Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory was $6 million as at December 31, 2020, compared to $6 million as at December 31, 2019 and $6 million as at December 31, 2018.  As at December 31, 2020, there was $182 million of total unrecognized compensation cost related to the grant of unvested shares, which is expected to be recognized over a weighted average period of approximately 9 months.

The total deferred income tax benefit recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to $10 million, $9 million and $7 million for the years ended December 31, 2020, 2019 and 2018, respectively.

18.6	Accumulated other comprehensive income (loss) attributable to parent company stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2020, 2019 and 2018:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2017	45	—	(166)	768	647
Cumulative tax impact	—	—	41	—	41
December 31, 2017, net of tax	45	—	(125)	768	688
OCI before reclassifications	(83)	(2)	(24)	(87)	(196)
Amounts reclassified from AOCI	(1)	—	11	—	10
OCI for the year ended December 31, 2018	(84)	(2)	(13)	(87)	(186)
Cumulative tax impact	4	—	3	—	7
OCI for the year ended December 31, 2018, net of tax	(80)	(2)	(10)	(87)	(179)
December 31, 2018	(39)	(2)	(179)	681	461
Cumulative tax impact	4	—	44	—	48
December 31, 2018, net of tax	(35)	(2)	(135)	681	509
OCI before reclassifications	(43)	3	(58)	(35)	(133)
Amounts reclassified from AOCI	79	—	14	—	93
OCI for the year ended December 31, 2019	36	3	(44)	(35)	(40)
Cumulative tax impact	(4)	—	10	—	6
OCI for the year ended December 31, 2019, net of tax	32	3	(34)	(35)	(34)
December 31, 2019	(3)	1	(223)	646	421
Cumulative tax impact	—	—	54	—	54
December 31, 2019, net of tax	(3)	1	(169)	646	475
OCI before reclassifications	64	—	(22)	203	245
Amounts reclassified from AOCI	—	—	14	—	14
OCI for the year ended December 31, 2020	64	—	(8)	203	259
Cumulative tax impact	(8)	—	(3)	—	(11)
OCI for the year ended December 31, 2020, net of tax	56	—	(11)	203	248
December 31, 2020	61	1	(231)	849	680
Cumulative tax impact	(8)	—	51	—	43
December 31, 2020, net of tax	53	1	(180)	849	723

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2020, 2019 and 2018 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2020	Amounts reclassified from AOCI in the year ended December 31, 2019	Amounts reclassified from AOCI in the year ended December 31, 2018	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	(3)	(51)	4	Cost of sales
Foreign exchange derivative contracts	1	(6)	(1)	Selling, general and administrative
Foreign exchange derivative contracts	2	(22)	(2)	Research and development
	—	10	—	Income tax benefit (expense)
	—	(69)	1	Net of tax
Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(13)	(13)	(10)	Other components of pension benefit costs
Amortization of prior service cost	(1)	(1)	(1)	Other components of pension benefit costs
	3	3	2	Income tax benefit (expense)
	(11)	(11)	(9)	Net of tax
Total reclassifications for the year	(11)	(80)	(8)
Attributable to noncontrolling interest	—	—	—
Attributable to the parent company stockholders	(11)	(80)	(8)

18.7	Dividends

The Annual General Meeting of Shareholders held on June 17, 2020 authorized the distribution of a cash dividend of $0.168 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.042 in each of the second, third and fourth quarters of 2020 and first quarter of 2021.  The amount of $37 million corresponding to the first installment, $38 million corresponding to the second installment and $34 million corresponding to the third installment were paid as at December 31, 2020.  The remaining portion of $4 million related to the third installment and the last installment of $38 million are presented in the line “Dividends payable to stockholders” in the consolidated balance sheet as at December 31, 2020.

The Annual General Meeting of Shareholders held on May 31, 2019 authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2019 and first quarter of 2020.  The amount of $53 million corresponding to the first installment, $53 million corresponding to the second installment and $48 million corresponding to the third installment were paid as at December 31, 2019.  The remaining portion of $6 million related to the third installment and the last installment of $53 million were paid in the first half of 2020.

The Annual General Meeting of Shareholders held on May 31, 2018 authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2018 and first quarter of 2019.  The amount of $54 million corresponding to the first installment, $54 million corresponding to the second installment and $48 million corresponding to the third installment were paid as at December 31, 2018.  The remaining portion of the third instalment amounting to $6 million and the fourth instalment of $54 million were paid in the first half of 2019.

The Annual General Meeting of Shareholders held on June 20, 2017 authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2017 and first quarter of 2018.  The amount of $53 million corresponding to the first installment, $53 million corresponding to the second installment and $47 million corresponding to the third installment were paid as at December 31, 2017.  The remaining portion of the third installment amounting to $7 million and the last installment of $53 million were paid in the first half of 2018.